Note 7 - Share-based Compensation - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Outstanding, shares (in shares)	454,566	145,637
Outstanding, weighted average fair value (in dollars per share)	$ 7.35	$ 10.69
Granted (in shares)	376,542	381,158
Grantedv (in dollars per share)	$ 2.89	$ 6.06
Vested (in shares)	(243,143)	(61,899)
Vested, weighted average fair value (in dollars per share)	$ 5.86	$ 11.45
Cancelled/Forfeited (in shares)	(12,923)	(10,330)
Cancelled/Forfeited, weighted average fair value (in dollars per share)	$ 6.68	$ 9.18
Granted (in shares)	376,542	381,158
Outstanding, shares (in shares)	575,042	454,566
Outstanding, weighted average fair value (in dollars per share)	$ 5.44	$ 7.35